Note 14 - Lease Obligations	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Sale Leaseback Transaction Disclosure [Text Block]
14.	LEASE OBLIGATIONS

Sale and Lease back

On March 10, 2014, the Company signed a memorandum of agreement with an unrelated third party (as amended on April 30, 2014 and May 19, 2014) to acquire Newlead Albion for a total purchase price of $18,275. In connection with the memorandum of agreement the Company paid an initial deposit of $4,400. On May 12, 2014, the Company agreed to the Sale and immediate Leaseback of vessel Newlead Albion with HandyMar AS. Total consideration received for the sale and leaseback was $13,875 and the bareboat leaseback charter period, which started on May19, 2014, is five years. The Company retains a call option to buy the vessel back for approximately $13,488 in cash at the end of the lease term. The Company accounted for the sale and leaseback as a capital lease and recorded a leased asset and lease obligation of $14,060 representing the present value of the minimum lease obligation. The Company concluded that it has retained substantially all of the benefits and risks associated with Newlead Albion and has treated the transaction as a financing, resulting in an immediate loss of $525 (as the fair value of the vessel was below its carrying amount). As of December 31, 2015 the outstanding lease obligation is $13,654. As of December 31, 2014 the outstanding lease obligation was $13,697.

On March 10, 2014, the Company signed a memorandum of agreement with an unrelated third party (as amended April 30, 2014), to acquire Newlead Venetico for the purchase price of $18,500. In connection with the memorandum of agreement the Company paid an initial deposit of $4,625. On May 12, 2014, the Company agreed to the Sale and immediate Leaseback of vessel Newlead Venetico with HandyMar AS. Total consideration received for the sale and leaseback was $13,875 and the bareboat leaseback charter period, which started on July 25, 2014, is five years. The company retains a call option to buy the vessel back for approximately $13,485 in cash at the end of the lease term. The Company accounted for the sale and leaseback as a capital lease and recorded a leased asset and lease obligation of $14,097 representing the present value of the minimum lease obligation. The Company concluded that it has retained substantially all of the benefits and risks associated with Newlead Venetico and has treated the transaction as a financing, resulting in an immediate loss of $625 (as the fair value of the vessel was below its carrying amount). As of December 31, 2015, the outstanding lease obligation is $13,666. As of December 31, 2014, the outstanding lease obligation was $13,708.

During 2015, the Company has defaulted in the installments under the sale and lease back obligations. Since the Company’s lenders, as a result of defaults by the Company, have the right, absent receipt of waivers, to demand the repayment of its lease obligations at any given time, the Company reclassified its long term lease obligations as current liabilities in its consolidated balance sheet. Lenders have not exercised their remedies at this time; however, they could change their position at any time. As such, there can be no assurance that a satisfactory final agreement will be reached with these lenders, or at all.

As of December 31, 2015 and 2014, the amount of the long term obligations in relation to the two sale lease back obligations was nil and $27,266, respectively. As of December 31, 2015 and 2014, the amount of the short term obligations in relation to the two sale lease back obligations was $27,320 and $138, respectively.

Finance Leases

On October 23, 2014 and November 13, 2014, the Company executed two bareboat charter agreements for the Ioli and the Katerina L with Frourio Compania Naviera S.A. and Flegra Compania S.A., respectively. The Company has a purchase option to buy the vessel at any time during the charter and the Company has the obligation to buy the vessels at the end of the charter. The bareboat charter agreements mature on October 16, 2018. The minimum lease payments were $5,372 for vessel Katerina L and $5,407 for vessel Ioli, which did not exceed the fair value of the vessels. The Company concluded that it has retained substantially all of the benefits and risks associated with such vessels and has treated the transactions as financings.

Part of the monthly payment lease obligations to Frourio Compania Naviera S.A. and Flegra Compania S.A was a payment in respect of the vessels’ interest obligations to the mortgagee bank under the loan agreements between Frourio Compania Naviera S.A., Flegra Compania S.A. and the mortgagee bank. As such, the interest was due and payable in installments on a quarterly basis in arrears on the dates corresponding to the vessels’ loan repayment dates of the loan agreement between Frourio Compania Naviera S.A. and Flegra Compania S.A and the mortgagee bank. During 2015, the Company has defaulted in respect of these interest payments. Since the Company’s lenders, as a result of defaults by the Company, have the right, absent receipt of waivers, to demand the repayment of its lease obligations at any given time, the Company reclassified its long term lease obligations as current liabilities in its consolidated balance sheet. Lenders have not exercised their remedies at this time; however, they could change their position at any time. As such, there can be no assurance that a satisfactory final agreement will be reached with these lenders, or at all.

As of December 31, 2015, the amount of the long term and short terms obligations in relation to capital leases is nil and $9,899, respectively. As of December 31, 2014, the amount of the long term and short terms obligations in relation to capital leases was $5,519 and $5,087, respectively.

Annual Future Minimum Lease Payments

The annual future minimum lease payments under the capital leases and sale and lease back agreements for the vessels described above, assuming that the clauses of the respective lease agreements will be met and the obligations are not called or accelerated, are as follows:

Description	Amount
December 31, 2016	$9,705
December 31, 2017	3,805
December 31, 2018	9,856
December 31, 2019	28,607
Total minimum lease payments	51,973
Less: imputed interest	(14,754)
Present value of minimum lease payments	$37,219